Consolidated statement of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)		€ (175,655)	€ 215,510		€ 6,278	[1]
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property, plant and equipment		72,677	55,596		42,122	[2]
Amortization of intangible assets		8,982	12,012		13,936	[2]
Depreciation of current assets		1,537	2,791		160	[2]
Impairment of intangible assets			683		3,244	[2]
Stock compensation expense		9,919	7,805		5,285	[2]
Non-cash foreign exchange loss		(9,423)	8,565
Interest income/expense		10,831	9,827		6,269	[2]
Loss on sale of financial assets			198		43	[2]
Gain on sale of financial assets			(24)		(70)	[2]
Share of the result and impairment of investments of associates accounted for using the equity method		15,098	28,433		17,274	[2]
Purchase price adjustments of associates accounted for using the equity method	[2]				(6,839)
Fair value adjustments on long-term investments		172,159	(223,791)		(1,500)	[2]
Gain from bargain purchase		(4,908)
Loss on sale of property, plant and equipment		178	147		50	[2]
Gain on sale of property, plant and equipment			(5)		(51)	[2]
Deferred tax expense (benefit)		7,722	5,066		7,497	[2]
Decrease (increase) in:
Accounts receivables		(38,429)	(48,032)		(4,178)	[2]
Inventories		(4,410)	(11,653)		(3,631)	[2]
Other assets		(81,328)	(28,999)		(25,851)	[2]
Other tax assets		(15,251)	(18,932)		(13,836)	[2]
Increase (decrease) in:
Accounts payable		24,549	31,341		2,165	[2]
Contract liabilities and deferred income		181,736	63,083		(14,618)	[2]
Provisions		13,708	(8,060)		4,879	[2]
Current income taxes payable		29,392	18,850		15,486	[2]
Other liabilities		9,294	121		2,677	[2]
Cash received during the year for:
Interest		3,026	1,106		1,191	[2]
Taxes		12,351	17,644		11,428	[2]
Cash paid during the year for:
Interest		(9,798)	(5,429)		(3,465)	[2]
Taxes		(30,851)	(11,616)		(21,224)	[2]
Net cash provided by operating activities		203,106	122,237		44,721	[2]
Cash flows from investing activities:
Purchase of current investments		(355,817)	(123,696)		(70,932)	[2]
Purchase of investments in affiliated companies net of cash acquired		(20,859)			(10,929)	[2]
Purchase of investments in associated companies and other long-term investments		(58,832)	(20,680)		(22,703)	[2]
Purchase of property, plant and equipment		(181,354)	(118,943)		(99,072)	[2]
Issue of convertible loan		(4,127)	(7,376)		(6,242)	[2]
Payment of subsequent contingent considerations			(410)
Proceeds from sale of current investments		205,166	27,250		54,789	[2]
Net cash used in investing activities		(415,823)	(243,855)		(155,089)	[2]
Cash flows from financing activities:
Proceeds from capital increase		355	403,126		249,972	[2]
Proceeds from option exercise		344	1,196		1,592	[2]
Proceeds from loans			30,791		21,539	[2]
Repayment of lease obligation		(19,046)	(20,665)		(20,174)	[2]
Repayment of loans		(34,067)	(16,018)		(6,520)	[2]
Net cash provided by (used in) financing activities		(52,414)	398,430		246,409	[2]
Net increase (decrease) in cash and cash equivalents		(265,131)	276,812		136,041	[2]
Exchange rate difference		(19,040)	(66)		9,505	[2]
Cash and cash equivalents at beginning of year		699,326	422,580	[2]	277,034	[2]
Cash and cash equivalents at end of the period		415,155	699,326		422,580	[2]
Supplemental schedule of non-cash activities:
Additions to leases		€ 42,716	€ 14,292		€ 68,044	[2]

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”
[2]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”